Cash Flow Detail - Operating Activities (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 13, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Cash received from operations		€ 57,699	€ 58,815	€ 63,456
Cash paid from operations		(41,224)	(42,891)	(46,929)
Cash paid to suppliers		(35,450)	(37,044)	(40,508)
Cash paid to employees		(4,934)	(5,072)	(5,725)
Payments related to cancellation of commitments		(840)	(775)	(696)
Net payments of interest and other financial expenses net of dividends received		(1,725)	(1,636)	(1,726)
Net interest and other financial expenses paid		(1,754)	(1,664)	(1,755)
Dividends received		29	28	29
Taxes proceeds/(paid)		272	(865)	(1,005)
Net cash flow provided by operating activities		15,022	13,423	13,796
Principal payments of lease liabilities		1,518	€ 0	€ 0
Interest expense on lease liabilities		185
Tribunal Economico-Administrativo Central - Overpayments in 2008-2011
Condensed Cash Flow Statements, Captions [Line Items]
Transfers of deferred tax assets movement		702
Proceeds from favorable tax appeal	€ 201	€ 201